Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Liabilities [Abstract]
Schedule of Changes in the Derivative Liabilities

The following are the changes in the derivative liabilities during the years ended December 31, 2024 and 2023.

	Years Ended December 31, 2024 and 2023
	Level 1	Level 2	Level 3	Total
Derivative liabilities as January 1, 2023	$-	$-	$-	$-
Addition	-	-	12,580,708	12,580,708
Changes in fair value	-	-	(4,744,187)	(4,744,187)
Extinguishment	-	-	-	-
Derivative liabilities as December 31, 2023	-	-	$7,836,521	$7,836,521
Addition	-	-	-	-
Changes in fair value	-	-	6,370,621	6,370,621
Extinguishment	-	-	1,465,900	1,465,900
Derivative liabilities as December 31, 2024	$-	$-	$-	$-